Label	Element	Value
Timothy Plan High Dividend Stock ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Timothy Plan High Dividend Stock ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide investment results that track the performance of the Victory US Large Cap High Dividend Volatility Weighted BRI Index (the “Index”) before fees and expenses.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares (“Shares”) of the Fund. Investors may incur usual or customary brokerage commissions and other charges on their purchases and sales of Shares of the Fund in the secondary market, which are not reflected in the table or the example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover will generally indicate higher transaction costs resulting in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal period, the Fund’s portfolio turnover rate was 43% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	43.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets directly or indirectly in the securities included in the Victory US Large Cap High Dividend Volatility Weighted BRI Index (the “Index”), an unmanaged, volatility weighted index created by the Sub‑Advisor. A volatility weighted index assigns percentage values to each security in the Index based on the volatility of that security in the market. More volatile stocks have a lower weighting, and less volatile stocks are assigned a higher weighting.
The Index combines fundamental criteria with individual security risk control achieved through volatility weighting of individual securities, rather than traditional market‑cap weighting. Such a methodology is sometimes referred to as “Smart Beta.” The Index follows a proprietary rules-based methodology, developed by the Fund’s sub‑adviser, to construct its constituent securities.
The Index is comprised of the largest 100 dividend yielding stocks among the largest U.S. companies by market capitalization from the Victory US Large/Mid Cap Volatility Weighted BRI Index (“Parent Index”). The Parent Index universe begins with the stocks included in the Nasdaq Victory US Large Cap 500 Volatility Weighted Index, a volatility weighted index comprised of the 500 largest U.S. companies by market capitalization with positive earnings in each of the four most recent quarters. The Parent Index then eliminates the companies that do not satisfy the eVALUEator proprietary Biblically Responsible Investing (“BRI”) filtering criteria (“Excluded Securities”). The Advisor maintains the list of Excluded Securities identified by the eVALUEator system.
The 100 highest dividend yielding stocks become the stocks included in the Index and are weighted based on their daily standard deviation (volatility) of daily price changes over the last 180 trading days. Stocks with lower volatility receive a higher weighting and stocks with higher volatility receive a lower weighting.
The Index is reconstituted every April and October (based on information as of the prior month‑end) and is adjusted to limit exposure to any particular sector to 25%. As of March 31, 2022, the Index had a market capitalization range from $ 415 million to $ 258.2 billion.
The Fund will not knowingly invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or non‑biblical lifestyles.
The Fund generally seeks to track the returns of the Index before fees and expenses by employing a replication strategy that seeks to hold all of the stocks in the Index, in approximately the percentages represented by the securities in the index.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The Fund’s investments are subject to the following principal risks:
Excluded Security Risk. Because the Index omits Excluded Securities, the Fund may be riskier than other funds that invest in a broader array of securities. BRI may not be successful. Because the Index is reconstituted only at prescribed times during the year, the Fund may temporarily hold securities that do not comply with the BRI filtering criteria if the application of the criteria or the nature of a company’s business changes in between these dates.
Dividend Income Strategy Risk. The Fund’s high dividend strategy may not be successful. Dividend paying stocks may fall out of favor relative to the overall market.

Equity Risk. The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods.
ETF Structure Risks. The Fund is structured as an exchange-traded fund (“ETF”) and as a result is subject to special risks, including:
Not Individually Redeemable. The Fund’s Shares (“Shares”) are not individually redeemable and may be redeemed by the Fund at its net asset value per share (“NAV”) only in large blocks known as “Creation Units.” You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit. Alternatively, you may redeem your Shares by selling them on the secondary market at prevailing market prices.
Trading Issues. Trading in Shares on the Exchange (as defined below) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. There is no guarantee that an active secondary market will develop for the Shares. In stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings, which may lead to differences between the market price of the Shares and the underlying value of those Shares.
Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid‑ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a premium or discount to NAV.
Authorized Participants Concentration Risk. A limited number of financial institutions may be responsible for all or a significant portion of the creation and redemption activity for the Fund. If these firms exit the business or are unable or unwilling to process creation and/or redemption orders, Shares may trade at a premium or discount to NAV.
Intraday Indicative Value (IIV) Risk. The Exchange intends to disseminate the approximate per share value of the Fund’s published basket of securities (“Deposit Securities”) every 15 seconds (the “intraday indicative value” or “IIV’’). The IIV is not a “real-time” update of the NAV per share of the Fund because the IIV may not be calculated in the same manner as the NAV . For example, the calculation of the NAV may be subject to fair valuation at different prices than those used in the calculations of the IIV and, unlike the calculation of NAV , the IIV does not take into account Fund expenses. In addition, the IIV is based on the published Deposit Securities and not on the Fund’s actual holdings.
Large-Capitalization Stock Risk. The securities of large cap companies may underperform the securities of smaller cap companies or the market as a whole. The growth rate of larger, more established companies may lag those of smaller companies, especially during periods of economic expansion.
Passive Investment Risk. The Fund is not actively managed and does not, therefore, seek returns in excess of the Index. The Sub‑Advisor will not buy or sell shares of an equity security due to current or projected performance of a security, industry or sector, unless that security is added to or removed, respectively, from the Index.
Stock Market Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic and international economic growth and market conditions, interest rate levels and political events affect the securities markets.
Tracking Risks. The Fund’s return may not match the return of the Index for a number of reasons, including: the Fund incurs operating expenses not applicable to the Index and incurs costs in buying and selling securities; the Fund may not be fully invested at times; differences in the valuation of securities; and differences between the Fund’s portfolio and the Index resulting from legal restrictions, cost, or liquidity constraints.
By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s performance from year to year and by comparing the Fund’s performance to a broad based index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up‑to‑date returns are available on the Fund’s website at etf.timothyplan.com, or by calling the Fund at (800) 846‑7526.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s performance from year to year and by comparing the Fund’s performance to a broad based index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 846‑7526
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	etf.timothyplan.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year‑by‑year Annual Total Returns (for calendar years ending on December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

BEST QUARTER	WORST QUARTER

Jun‑20	Mar‑20

16.02%	-28.98%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ending on December 31, 2021)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After‑tax returns depend on an investor’s tax situation and may differ from those shown. After‑tax returns shown are not relevant to investors who hold their Fund shares through tax‑deferred arrangements, such as 401(k) plans or individual retirement accounts.
Timothy Plan High Dividend Stock ETF | Timothy Plan High Dividend Stock ETF
Risk/Return:	rr_RiskReturnAbstract
SHAREHOLDER FEES (fees paid directly from your investment)	rr_ShareholderFeeOther	none
MANAGEMENT FEES	rr_ManagementFeesOverAssets	0.52%
Total Annual Operating Expenses	rr_ExpensesOverAssets	0.52%
1 YEAR	rr_ExpenseExampleYear01	$ 53
3 YEARS	rr_ExpenseExampleYear03	167
5 YEARS	rr_ExpenseExampleYear05	291
10 YEARS	rr_ExpenseExampleYear10	$ 653
2020	rr_AnnualReturn2020	(1.17%)
2021	rr_AnnualReturn2021	28.10%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.02%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.98%)
1 YEAR	rr_AverageAnnualReturnYear01	28.10%
INCEPTION	rr_AverageAnnualReturnSinceInception	12.81%	[1]
Timothy Plan High Dividend Stock ETF | Return after taxes on distributions | Timothy Plan High Dividend Stock ETF
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	27.49%	[2]
INCEPTION	rr_AverageAnnualReturnSinceInception	12.17%	[1],[2]
Timothy Plan High Dividend Stock ETF | Return after taxes on distributions and sale of shares | Timothy Plan High Dividend Stock ETF
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	17.00%	[2]
INCEPTION	rr_AverageAnnualReturnSinceInception	9.86%	[1],[2]
Timothy Plan High Dividend Stock ETF | Victory US Large Cap High Dividend Volatility Weighted BRI Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	28.80%	[3]
INCEPTION	rr_AverageAnnualReturnSinceInception	13.41%	[1],[3]
Timothy Plan High Dividend Stock ETF | Russell 1000 Value Index
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	25.16%	[4]
INCEPTION	rr_AverageAnnualReturnSinceInception	13.55%	[1],[4]

[1]	April 29, 2019
[2]
After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After‑tax returns depend on an investor’s tax situation and may differ from those shown. After‑tax returns shown are not relevant to investors who hold their Fund shares through tax‑deferred arrangements, such as 401(k) plans or individual retirement accounts.

[3]
Victory US Large Cap High Dividend Volatility Weighted BRI Index is an unmanaged, volatility weighted index created by the Fund’s Sub‑Advisor. A volatility weighted index assigns percentage values to each security in the index based on the volatility of that security in the market. More volatile stocks have a lower weighting, and less volatile stocks are assigned a higher weighting. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.

[4]
The Russell 1000© Value Index is a is a market‑capitalization‑weighted index that measures the performance of Russell1000® Index companies (which consists of the 1,000 largest U.S. companies based on total market capitalization) with lower price‑to‑book ratios and lower forecasted growth rates.